Investment in equity investees (Details 4) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 01, 2025	Feb. 28, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2025 USD ($)	Mar. 31, 2021
Equity method investments
Investments accounted for under the equity method			¥ 31,680	¥ 34,294
Additional paid-in capital			¥ 141,515	¥ 182,404	$ 20,236
JD Technology
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)						41.70%
Percentage of equity interest			54.90%	43.60%	54.90%
Investments accounted for under the equity method			¥ 15,055
Recognized decrease in investment			(7,646)	¥ (726)
Additional paid-in capital			¥ (7,646)	¥ (726)
Percentage Of Voting Power Held			50.00%		50.00%
Home Credit Consumer Finance Co Ltd
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)				50.00%
Investments accounted for under the equity method			¥ 2,428	¥ 2,500
Home Credit Consumer Finance Co Ltd | JD Technology
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)				15.00%
Yonghui Superstores Co Ltd [Member]
Equity method investments
Sale Of Stock Percentage Of Ownership Transferred		8.30%
Proceeds from Sale of Equity Method Investments		¥ 1,774
Sale Of Stock Percentage Of Ownership Disposed	3.00%
Percentage of the equity interests on a fully diluted basis (in percentage)				11.30%
Number of board seat held | item				1
Number of board seats | item				9
Yonghui Superstores Co Ltd [Member] | Shares Of Results Of Equity Investees [Member]
Equity method investments
Equity Method Investment, Realized Gain (Loss) on Disposal		¥ 1,118
Yonghui Superstores Co Ltd [Member] | Other [Member]
Equity method investments
Equity Method Investment, Realized Gain (Loss) on Disposal			¥ 91